Related Party Transactions - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related parties	$ 19,030,000	$ 5,050,000
Payable to related parties	53,784,000	246,296,000
Rio Tinto [Member]
Related Party Transaction [Line Items]
Ownership percentage	50.80%	50.80%
Due from related parties	7,714,000	5,050,000
Payable to related parties	53,784,000	246,296,000
SouthGobi Resources Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	11,316,000
Turquoise Hill Resources Ltd. [Member]
Related Party Transaction [Line Items]
Payable to related parties	$ 0